Commitments and Contingencies (Details Narrative) $ in Thousands	Dec. 31, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Purchase Obligation	$ 598,341
DP2 Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	2
Suezmax Tanker [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	1
Dual Fuel LNG Powered Aframax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	4
Seven Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2023	$ 220,005
Payable in 2024	171,830
Payable in 2025	$ 206,506